Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

Note 10 – Notes Payable

Notes payables consisted of the following:

	September 30, 2023	December 31, 2022
Note payable. 35% - 100 % cumulative interest. Matures on June 29, 2028	$1,500,000	$-
Related party demand notes with a 10% financing fee. 10% annual interest from issuance. Notes are callable starting September 30, 2023	880,000	770,000
Convertible notes. 10% annual interest. Conversion price of $10.00-$12.00	410,000	100,000
Cash advance agreement	380,374	-
Less debt discount and financing costs	(372,800)	(107,356)
Total, net of discount	$2,797,574	$762,644

Related Party Demand Notes

In the fourth quarter of 2022, the Company received $500,000 through the issuance of five demand notes (the “JAG Notes”) from a related party, JAG Multi Investments LLC (“JAG”). The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. The JAG Notes accrue 10% annual interest from their respective dates of issuance. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest. On July 10, 2023, the Company received an additional $100,000 from JAG through the issuance of an additional demand note.

In consideration for subscribing to the JAG Note for $100,000 dated December 29, 2022, and for agreeing to extend the date on which the other JAG Notes are callable to March 31, 2023, the Company issued JAG a warrant to purchase 17,500 shares of Common Stock. The warrant may be exercised for a period of five (5) years from issuance at a price of $10.00 per share. The financing fees for said JAG Note and the fair value of the warrant issued were capped at the total proceeds. The relative fair value of the warrant was recorded as a debt discount and as of September 30, 2023 the Company had fully amortized the discount. On July 10, 2023 JAG agreed to extend the date on which the JAG Notes are callable to September 30, 2023.

In the fourth quarter of 2022, the Company received $200,000 through the issuance of demand promissory notes of which (1) $100,000 was received from our chief executive officer, Steven Shum ($60,000 on November 29, 2022, $15,000 on December 2, 2022, and $25,000 on December 13, 2022) and (2) $100,000 was received from an entity controlled by our chief financial officer, Andrea Goren ($75,000 on November 29, 2022 and $25,000 on December 13, 2022). These notes accrue 10% annual interest accrues from the date of issuance. These notes are callable with 10 days prior written notice. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest.

The financing fees for all demand notes were recorded as a debt discount and as of September 30, 2023 the Company had fully amortized the discount.

For the nine months ended September 30, 2023, the Company incurred $55,444 in interest related to these demand notes.

Jan and March 2023 Convertible Notes

In January and March 2023, the Company issued $410,000 of convertible notes, for $310,000 in cash and the conversion of $100,000 of demand notes from the fourth quarter of 2022. These convertible notes were issued with fixed conversion prices of $10.00 (for the $275,000 issued in January 2023) and $12.00 (for the $135,000 issued in March 2023) and (ii) 5-year warrants to purchase 19,375 shares of the Common Stock at an exercise price of $20.00.

The cumulative fair value of the warrants at issuance was $132,183. This was recognized as a debt discount and will to be amortized on a straight-line basis over the life of the respective notes. For the nine months ending September 30, 2023 the Company amortized $95,710 of the debt discount and as of September 30, 2023 had a remaining debt discount balance of $36,472.

Interest on these notes accrues at a rate of ten percent (10%) per annum and is payable at the holder’s option either in cash or in shares of Common Stock at the conversion price set forth in the notes on December 31, 2023, unless converted earlier. For the nine months ended September 30, 2023 the Company incurred $27,933 in interest related to these convertible notes.

All amounts due under these notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Common Stock at a fixed conversion price for the notes as described above.

February 2023 Convertible Debentures

On February 3, and February 17, 2023, the Company entered into securities purchase agreements (the “February Purchase Agreements”) with accredited investors (the “February Investors”) for the purchase of (i) convertible debentures of the Company in the aggregate original principal amount of $500,000 (the “February Debentures”) for a purchase price of $450,000, (ii) warrants (the “February Warrants”) to purchase 12,500 shares (the “February Warrant Shares”) of Common Stock at an exercise price of $15.00 per share, and (iii) 4,167 shares of Common Stock issued as an inducement for issuing the February Debentures. The proceeds, net of placement agent and legal fees, were used for working capital and general corporate purposes.

The cumulative fair value of the warrants at issuance was $291,207. This was recognized as a debt discount and will be amortized on a straight-line basis over the life of the respective notes. For the nine months ending September 30, 2023 the Company amortized $347,520 of the debt discount and as of September 30, 2023 the Company had fully amortized the discount.

Pursuant to the February Debentures, interest on the February Debentures accrued at a rate of eight percent (8%) per annum payable at maturity, one year from the date of the February Debentures. For the nine months ended September 30, 2023 the Company incurred $9,640 in interest on the February Debentures.

All amounts due under the February Debentures were convertible at any time after the issuance date, in whole or in part, at the option of the February Investors into Common Stock at an initial price of $10.40 per share. This conversion price was subject to adjustment for stock splits, combinations or similar events and anti-dilution provisions, among other adjustments and is subject to a floor price.

The Company could prepay the February Debentures at any time in whole or in part by paying a sum of money equal to 105% of the principal amount to be redeemed, together with accrued and unpaid interest.

While any portion of each February Debenture remained outstanding, if the Company received cash proceeds of more than $2,000,000 (the “Minimum Threshold”) in the aggregate from any source or series of related or unrelated sources, the February Investors had the right in their sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company above the Minimum Threshold to repay the outstanding amounts owed under the February Debentures. In April 2023, the Company used $360,151 in proceeds from the RD Offering (as described in Note 11 below) to repay a portion of the February Debentures. On August 8, 2023, the Company repaid the remaining balance of $139,849 with proceeds from the August Public Offering (as described in Note 16 below).

The February Warrants included anti-dilution protection whereby a subsequent offering priced below the February Warrants’ strike price then in effect would entitle the February Investors to a reduction of such strike price to the price of such subsequent offering and an increase in the February Warrant Shares determined by dividing the dollar amount for which the February Warrants are exercisable by such lower strike price. As a result of the $2.85 unit purchase price of the August Public Offering (as described in Note 16 below), following consummation of the August Public Offering, the February Warrants now entitle the February Investors to purchase a total 65,790 at an exercise price of $2.85 per February Warrant Share. On August 8, 2023, the Company issued 26,391 shares of Common Stock upon exercise of one of the February Warrants on a net-exercise basis and on August 21, 2023, the Company issued 17,594 shares of Common Stock upon exercise of the other February Warrant on a net-exercise basis. Following these exercises, there were no February Warrants outstanding.

Standard Merchant Cash Advance

On July 20, 2023, the Company entered into a Standard Merchant Cash Advance Agreement (the “Cash Advance Agreement”) with Cedar Advance LLC (“Cedar”) under which Cedar purchased $543,750 of the Company’s receivables for a gross purchase price of $375,000 (the “Initial Advance”). The Company received cash proceeds of $356,250, net of a financing fee. Until the purchase price is repaid, the Company agreed to pay Cedar $19,419.64 per week. Since, through the refinancing described below, the Company repaid Cedar within 30 days, the amount payable under the Initial Advance was reduced from $543,750 to $465,000.

On August 31, 2023, the Company refinanced the Initial Advance through the purchase by Cedar of $746,750 of the Company’s receivables for a gross purchase price of $515,000 (the “Refinanced Advance”). The Company received net cash proceeds of $134,018 after applying $390,892 towards the repayment of the Initial Advance. The new Cash Advance Agreement provides that if the Company repays the Refinanced Advance within 30 days then the amount payable to Cedar shall be reduced to $643,750, and if the Refinanced Advance is repaid on days 31 to 60 then the amount payable to Cedar shall be reduced to $674,650. Until the purchase price is repaid, the Company agreed to pay Cedar $16,594 per week. On September 29, 2023, the Company repaid $0.3 million of the Cash Advance Agreement with proceeds from the RLSA Loan (as defined below). As a result of such payment, the weekly payment was reduced to $9,277.

The financing fees were recorded as a debt discount. For the nine months ending September 30, 2023 the Company amortized $51,672 of the debt discount and as of September 30, 2023 had a remaining debt discount balance of $321,328.

Revenue Loan and Security Agreement

On September 29, 2023, the Company, Steven Shum, as a Key Person, and the Company’s wholly-owned subsidiaries Bio X Cell, Inc, INVO CTR, Wood Violet Fertility LLC, FLOW and Orange Blossom Fertility LLC as guarantors (the “Guarantors”), entered into a Revenue Loan and Security Agreement (the “Loan Agreement”) with Decathlon Alpha V LP (the “Lender”) under which the Lender advanced a gross amount of $1,500,000 to the Company (the “RSLA Loan”). The RSLA Loan has a maturity date of June 29, 2028, is payable in fixed monthly installments, as set forth in the Loan Agreement, and may be prepaid without penalty at any time. The installments include an interest factor that varies based on when the RSLA Loan is fully repaid and is based on a minimum amount that increases from thirty five percent (35%) of the RSLA Loan principal, if fully repaid in the first six months, to 100% of the RSLA Loan principal, if fully repaid after 30 months from the RSLA Loan’s effective date.

The financing fees for the RSLA Loan were recorded as a debt discount. For the nine months ending September 30, 2023, the Company amortized $0 of the debt discount and as of September 30, 2023 had a remaining debt discount balance of $15,000.

Note 9 – Notes Payable

Notes payables consisted of the following:

	December 31, 2022	December 31, 2021
Related party demand notes with a 10% financing fee. 10% annual interest starting January 31, 2023. Notes are callable starting March 31, 2023	770,000	-
Demand notes. 10% annual interest.	100,000
Less debt discount	(107,356)	-
Total, net of discount	762,644	-

Paycheck Protection Program

On July 1, 2020, the Company received a loan in the principal amount of $157,620 pursuant to the U.S. Small Business Administration’s Paycheck Protection Program. The loan matured 18 months from the date of funding, was payable over 18 equal monthly installments, and had an interest of 1% per annum. Up to 100% of the principal balance of the loan was forgivable based upon satisfaction of certain criteria under the Paycheck Protection Program. On June 16, 2021, the principal of the loan as well as $1,506 of accrued interest was forgiven and the note was extinguished. The Company recognized a gain of $159,126 on extinguishment of debt during the year ended December 31, 2021.

Related Party Demand Notes

In the fourth quarter of 2022, the Company received $500,000 through the issuance of five demand notes (the “JAG Notes”) from a related party, JAG Multi Investments LLC (“JAG”). The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. If paid prior to December 31, 2022 for the initial 3 notes and January 31, 2023 for the last two months, the JAG Notes are interest free. For any amount that remains outstanding past such dates, 10% annual interest accrues from the date of issuance. The notes currently are callable with 10 days prior written notice, which may be delivered to the Company starting on March 31, 2023. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest, if any. The financing fees were recorded as a debt discount and as of December 31, 2022 the Company had amortized $40,333 of the discount.

In consideration for subscribing to the JAG Note for $100,000 dated December 29, 2022, and for agreeing to extend the date on which the other JAG Notes are callable to March 31, 2023, the Company issued JAG a warrant to purchase 350,000 shares of Company common stock. The warrant may be exercised for a period of five (5) years from issuance at a price of $0.50 per share. The financing fees and the fair value of the warrants issued were capped at the total proceeds. The relative fair value of the warrants were recorded as a debt discount and as of December 31, 2022 the Company had amortized $2,903 of the discount.

In the fourth quarter of 2022, the Company received $200,000 through the issuance of demand promissory notes of which (1) $100,000 was received from our chief executive officer, Steven Shum ($60,000 on November 29, 2022, $15,000 on December 2, 2022, and $25,000 on December 13, 2022) and (2) $100,000 was received from an entity controlled by our chief financial officer, Andrea Goren ($75,000 on November 29, 2022 and $25,000 on December 13, 2022). If paid prior to January 31, 2023, these notes are interest free until January 31, 2023. For any amount that remains outstanding past January 31, 2023, 10% annual interest accrues from the date of issuance. These notes are callable with 10 days prior written notice, which may be delivered to the Company starting 30 days from issuance. At maturity, the Company agreed to pay outstanding principal, a 10% financing fee and accrued interest, if any.

The financing fees were recorded as a debt discount and as of December 31, 2022 the Company had amortized $9,419 of the discount.

Demand Notes

In the fourth quarter of 2022, the Company received $100,000 through the issuance of two demand notes. On January 4th, 2023 these notes were reissued as convertible notes with a fixed conversion prices of $0.50 and (ii) 5-year warrants to purchase 100,000 shares of the Company’s common stock at an exercise price of $1.00 (subject to adjustments).

Interest on the notes accrues at a rate of ten percent (10%) per annum and is payable at the holder’s option either in cash or in shares of the Company’s common stock at the conversion price set forth in the notes on December 31, 2023, unless converted earlier.

All amounts due under the notes are convertible at any time after the issuance date, in whole or in part (subject to rounding for fractional shares), at the option of the holders into the Company’s common stock at a fixed conversion price for the notes as described above.